Statement of Changes in Net Assets Available for Benefits - EBP 016	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions
Employer	$ 586,647
Participants	956,406
Total contributions	1,543,053
Interest and dividend income on investments	396,940
Interest income from notes receivable from participants	62,854
Net appreciation in fair value of investments	3,013,362
Other income	3,575
Total additions	5,019,784
Deductions
Benefits payments	9,256,611
Administrative expenses	48,433
Total deductions	9,305,044
Net decrease before plan transfers	(4,285,260)
Plan transfers, net	(32,533)
Beginning of year	35,942,232
End of year	$ 31,624,439